Material accounting policy information and estimates (Policies)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Basis of presentation
2.1 Basis of presentation
The condensed consolidated interim financial statements as at, and for the six-month
period ended, June 30, 2024 (‘first half year 2024’ or ‘1H 2024’), have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’, as issued by the International Accounting Standards Board (hereafter ‘IFRS’). They do not include all of the information required for a full set of financial statements prepared in accordance with IFRS and should therefore be read together with the 2023 consolidated financial statements of Aegon Ltd. as included in Aegon’s Annual Report on Form
20-F
for 2023 (or “Form
20-F”),
which is available on its website (
www.
aegon.com
).
The condensed consolidated interim financial statements are presented in euro (EUR) and all values are rounded to the nearest million unless otherwise stated. The consequence is that the rounded amounts may not add up to the rounded total in all cases.
The published figures in these condensed consolidated interim financial statements are unaudited.

Certain amounts in prior period may have been reclassified to conform to the current period presentation. These reclassifications had no effect on net income, shareholders’ equity or earnings per share.
Other than for SEC reporting, Aegon prepared its Annual Accounts under International Financial Reporting Standards as adopted by the European Union, including the decisions Aegon made with regard to the options available under International Financial Reporting Standards as adopted by the EU
(EU-IFRS).
EU-IFRS
differs from IFRS in respect of certain paragraphs in IAS 39 “Financial Instruments: Recognition and Measurement” regarding hedge accounting for portfolio hedges of interest rate risk.
EU-IFRS
provides the option to apply fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU “carve out” version of IAS 39. Under IFRS, hedge accounting for fair value macro hedges cannot be applied to mortgage loans and ineffectiveness arises whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket.
Due to the completion of the sale of Aegon the Netherlands as per July 4, 2023, the EU “carve out” is no longer applied by Aegon as of that date. Therefore, no differences between
EU-IFRS
and IFRS remain as applied by Aegon.

New accounting policies
2.2 New accounting policies
The accounting policies and methods of computation applied in the condensed consolidated interim financial statements are the same as those applied in the 2023 consolidated financial statements, except for the following IFRS standards and amendments that became effective for Aegon from January 1, 2024:
♦	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements (Issued on 25 May 2023)
♦	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (Issued on 23 January 2020)
♦	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current - Deferral of effective date (Issued on 15 July 2020)
♦	Amendments to IAS 1 Presentation of Financial Statements: Non-current liabilities with covenants (Issued on 31 October 2022)
♦	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback (issued on 22 September 2022)
These amendments did not have a material impact on the financial statements of Aegon.

Judgements and critical accounting estimates
2.3 Judgements and critical accounting estimates
In preparing these consolidated financial statements, Aegon has made judgements, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amount of assets, liabilities, income, and expenses. Actual outcomes may differ from these estimates.
Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are the fair value of certain investments and derivatives (please refer to note 10), the measurement of (re)insurance contracts and investment contracts with discretionary participating features (please refer to note 12), and the measurement of the expected credit loss
(
or “ECL”) allowance (please refer to note 15).
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Other
2.4 Other
2.4.1 Taxes
Taxes on income for the
six-month
period ended June 30, 2024, are calculated using the tax rate that is estimated to be applicable to earnings for the full year.
2.4.2 Exchange rates
Assets and liabilities of foreign operations are translated to the presentation currency at the closing rates on the reporting date. Income, expenses, and capital transactions (such as dividends) are translated at average exchange rates or at the prevailing rates on the transaction date, if more appropriate. The following exchange rates (most relevant rates to Aegon) are applied for the condensed consolidated interim financial statements:

Closing exchange rates			USD	GBP

June 30, 2024	1	EUR	1.0718	0.8478

December 31, 2023	1	EUR	1.1047	0.8665

Weighted average exchange rates			USD	GBP

Six months ended June 30, 2024	1	EUR	1.0811	0.8547

Six months ended June 30, 2023	1	EUR	1.0806	0.8763
2.4.3 Share-based payments
The AGM in 2024 adopted the Director’s Remuneration Policy which apply to the
Non-Executive
and Executive Director(s). Based on this policy, share-based payment is granted to the Executive Director as part of the Long term Incentive Plan (LTI).
Non-Executive
Directors’ (NED) Board fee consist of cash and Aegon shares. Both the LTI and NED share remuneration are equity settled share-based payment transactions. Expenses are recognized over the service period as personnel expense in the condensed consolidated income statement, with corresponding increase to Equity.
Long Term Incentive Plan shares
The performance is measured over a
three
-year performance period. The shares granted in the LTI have 2 conditions, relative Total Shareholders’ Return (TSR) compared to a peer group of 16 companies with 50% weight and Return on Regulatory Capital with 50% weight.
The LTI shares vest three years after the grant date. The number of shares that will eventually vest is dependent on the weighted average outcome of achieving the performance conditions provided that the Executive Director is still employed with the company.
Non-Executive
Directors’ shares
The annual Board fee of NEDs will be paid around 75% in cash and around 25% in fixed Aegon shares (NED shares). The share compensation does not depend on any performance. These shares vest after completion of the calendar year. Shares are not forfeited when the Board membership of a
Non-Executive
Director is discontinued before vesting.